Consolidated Statement of Profit and Loss - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Profit or loss [abstract]
Revenue	R 2,290,543	R 1,941,893	R 1,692,708
Cost of sales	(670,523)	(574,770)	(484,700)
Gross profit	1,620,020	1,367,123	1,208,008
Other income	2,166	1,867	6,279
Expected credit losses on financial assets	(80,842)	(54,872)	(45,171)
Operating expenses	(814,782)	(683,196)	(669,197)
Sales and marketing	(238,110)	(177,870)	(177,351)
General and Administration	(476,534)	(460,402)	(443,562)
Research and development	(100,138)	(44,924)	(48,284)
Operating profit	726,562	630,922	499,919
Initial public offering costs (“IPO”)	(25,570)
Finance income	4,358	2,592	2,749
Finance costs	(9,302)	(16,831)	(31,438)
Profit before taxation	696,048	616,683	471,230
Taxation	(198,628)	(173,157)	(110,182)
Profit for the year	497,420	443,526	361,048
Profit attributable to:
Owners of the parent	318,183	289,882	236,930
Non-controlling interest	179,237	153,644	124,118
Total Profit	R 497,420	R 443,526	R 361,048
Earnings per share
Basic and diluted earnings per share (Rand) (in Rand per share)	R 15,650	R 14,260	R 9,150